CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY BALANCE SHEETS (Parenthetical) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Redeemable non-controlling interests redemption amount		$ 6,993,038
Treasury stock, par value	$ 0.00001	$ 0.00001
Treasury stock, shares	0	2,846,600
Class A-1 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares par value		$ 0.00001
Convertible redeemable preferred shares authorized		9,519,000
Convertible redeemable preferred shares issued		9,519,000
Convertible redeemable preferred shares outstanding		9,519,000
Convertible redeemable preferred shares redemption amount		$ 7,641,780
Class A-2 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares par value		$ 0.00001
Convertible redeemable preferred shares authorized		13,663,700
Convertible redeemable preferred shares issued		10,817,100
Convertible redeemable preferred shares outstanding		10,817,100
Convertible redeemable preferred shares redemption amount		$ 22,011,640
Series A Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares par value		$ 0.00001
Convertible redeemable preferred shares authorized		7,938,915
Convertible redeemable preferred shares issued		7,938,915
Convertible redeemable preferred shares outstanding		7,938,915
Convertible redeemable preferred shares redemption amount		$ 22,926,600
Class A Ordinary Shares
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	4,880,496,457	4,880,496,457
Common stock, shares issued	63,567,099	18,377,600
Common stock, shares outstanding	63,567,099	15,531,000
Class B Ordinary Shares
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	75,150,400	75,150,400
Common stock, shares issued	75,150,400	75,150,400
Common stock, shares outstanding	75,150,400	75,150,400
ECMOHO LIMITED
Redeemable non-controlling interests redemption amount		$ 6,993,038
Treasury stock, par value	$ 0.00001	$ 0.00001
Treasury stock, shares	0	2,846,600
ECMOHO LIMITED | Class A-1 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares par value		$ 0.00001
Convertible redeemable preferred shares authorized		9,519,000
Convertible redeemable preferred shares issued		9,519,000
Convertible redeemable preferred shares outstanding		9,519,000
Convertible redeemable preferred shares redemption amount		$ 7,641,780
ECMOHO LIMITED | Class A-2 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares par value		$ 0.00001
Convertible redeemable preferred shares authorized		13,663,700
Convertible redeemable preferred shares issued		10,817,100
Convertible redeemable preferred shares outstanding		10,817,100
Convertible redeemable preferred shares redemption amount		$ 22,011,640
ECMOHO LIMITED | Series A Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares par value		$ 0.00001
Convertible redeemable preferred shares authorized		7,938,915
Convertible redeemable preferred shares issued		7,938,915
Convertible redeemable preferred shares outstanding		7,938,915
Convertible redeemable preferred shares redemption amount		$ 22,926,600
ECMOHO LIMITED | Class A Ordinary Shares
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	4,880,496,457	4,880,496,457
Common stock, shares issued	63,567,099	18,377,600
Common stock, shares outstanding	63,567,099	15,531,000
ECMOHO LIMITED | Class B Ordinary Shares
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	75,150,400	75,150,400
Common stock, shares issued	75,150,400	75,150,400
Common stock, shares outstanding	75,150,400	75,150,400